[logo] PIONEER Investments(R)







                                                 August 1, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC  20549

Re:       Pioneer Fundamental Growth Fund (the "Fund")
          (File Nos. 333-89354 and 811-21108)
          CIK No. 0001174520

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus relating to the offering of the Fund's Class A, B and C shares and multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.4 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001174520-06-000005) on July 28, 2006.

     If you have any questions concerning the foregoing certification, please contact me at (617) 517-8909.
                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                     Nancy Fanning

                                                     Legal Product Manager




cc:  Christopher P. Harvey, Esq.








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."